SUBSEQUENT EVENTS (Details) - Subsequent event - USD ($)	Apr. 24, 2023	Apr. 21, 2023
SUBSEQUENT EVENTS
Extension deposit for extending term to complete its initial business combination	$ 200,000
Number of months by which the extension term is extended	1 month
Unsecured promissory note
SUBSEQUENT EVENTS
Aggregate principal amount	$ 200,000	$ 250,000
Non-interest bearing and payable term	15 months	15 months